Transactions and Balances with Related Parties (Details) - Schedule of current liabilities - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Current Liabilities Abstract
Compensation to key management personnel(*)	[1]	$ 649	$ 270
Other payable dividend to related parties of Gix Internet		284
Current liabilities of Jeffs’ Brands to related parties			177
Other accrued expenses to related parties of Eventer		122	169
Current liabilities, total		$ 1,055	$ 616

[1]	Compensation to key management: